Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Assets:
Short-term investments in debt securities	¥ 44,012		¥ 11,644
Long-term investments in debt and equity securities	377,075		370,124
Other long-term investments	15,585		10,534
Carrying Amount
Assets:
Short-term investments in debt securities	44,012	[1]	11,644	[1]
Long-term investments in debt and equity securities	377,075	[1]	370,124	[1]
Other long-term investments	15,585	[1]	10,534	[1]
Total	436,672	[1]	392,302	[1]
Liabilities:
Long-term debt (including due within one year)	35,225	[2]	42,523	[2]
Total	35,225	[2]	42,523	[2]
Fair Value
Assets:
Short-term investments in debt securities	44,054	[1]	11,662	[1]
Long-term investments in debt and equity securities	377,092	[1]	370,210	[1]
Other long-term investments	15,585	[1]	10,534	[1]
Total	436,731	[1]	392,406	[1]
Liabilities:
Long-term debt (including due within one year)	35,332	[2]	42,710	[2]
Total	¥ 35,332	[2]	¥ 42,710	[2]

[1]	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
[2]	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.